Annual Total Returns - Fidelity Advisor® Limited Term Bond Fund [BarChart] - 08.31 Fidelity Advisor Limited Term Bond Fund AMCIZ PRO-13 - Fidelity Advisor® Limited Term Bond Fund - Fidelity Advisor Limited Term Bond Fund: Class A
Oct. 29, 2022
Bar Chart Table:
Annual Return 2012	4.50%
Annual Return 2013	(0.36%)
Annual Return 2014	1.72%
Annual Return 2015	0.48%
Annual Return 2016	2.11%
Annual Return 2017	1.57%
Annual Return 2018	0.40%
Annual Return 2019	5.72%
Annual Return 2020	4.85%
Annual Return 2021	(1.54%)